DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern, Liquidity and Management's Plan, Segment Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Going Concern, Liquidity and Management's Plan
Cash and cash equivalents	$ 35,409,156	$ 36,393,511	$ 30,043,046	$ 12,889,931
Net loss	30,300,971	27,090,243	(34,436,576)	(65,402,000)	$ (50,325,820)
Net cash used in operating activities	$ (27,095,675)	$ (17,110,361)	$ (24,096,484)	$ (45,880,562)	$ (43,175,788)
Segment Information
Number of reportable business segments | segment	2		2